Stock Based Compensation Plans: (Details 2)	9 Months Ended
Sep. 30, 2017 USD ($) $ / shares shares
Stock Based Compensation Plans: [Abstract]
Outstanding Options Number: $1.92 | shares	444,922
Outstanding Options Weighted Average Exercise Price: $1.92 | $ / shares	$ 1.92
Outstanding Options Aggregate Intrinsic Value: $1.92 | $	$ 969,930
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.92	3 years 252 days
Exercisable Options Number: $1.92 | shares	444,922
Exercisable Options Weighted Average Exercise Price: $1.92 | $ / shares	$ 1.92
Exercisable Options Aggregate Intrinsic Value: $1.92 | $	$ 969,930
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.92	3 years 252 days
Outstanding Options Number: $2.69 | shares	125,000
Outstanding Options Weighted Average Exercise Price: $2.69 | $ / shares	$ 2.69
Outstanding Options Aggregate Intrinsic Value: $2.69 | $	$ 176,250
Outstanding Options Weighted Average Remaining Contractual Term (Years): $2.69	9 years 212 days
Exercisable Options Number: $2.69 | shares	31,250
Exercisable Options Weighted Average Exercise Price: $2.69 | $ / shares	$ 2.69
Exercisable Options Aggregate Intrinsic Value: $2.69 | $	$ 44,063
Exercisable Options Weighted Average Remaining Contractual Term (Years): $2.69	9 years 212 days
Outstanding Options Number: $3.00 | shares	250,000
Outstanding Options Weighted Average Exercise Price: $3.00 | $ / shares	$ 3.00
Outstanding Options Aggregate Intrinsic Value: $3.00 | $	$ 275,000
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.00	256 days
Exercisable Options Number: $3.00 | shares	250,000
Exercisable Options Weighted Average Exercise Price: $3.00 | $ / shares	$ 3.00
Exercisable Options Aggregate Intrinsic Value: $3.00 | $	$ 275,000
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.00	256 days
Outstanding Options Number: $3.15 | shares	3,544,643
Outstanding Options Weighted Average Exercise Price: $3.15 | $ / shares	$ 3.15
Outstanding Options Aggregate Intrinsic Value: $3.15 | $	$ 3,367,411
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.15	9 years 139 days
Exercisable Options Number: $3.15 | shares	2,519,645
Exercisable Options Weighted Average Exercise Price: $3.15 | $ / shares	$ 3.15
Exercisable Options Aggregate Intrinsic Value: $3.15 | $	$ 2,393,662
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.15	9 years 139 days
Outstanding Options Number: $3.45 | shares	115,000
Outstanding Options Weighted Average Exercise Price: $3.45 | $ / shares	$ 3.45
Outstanding Options Aggregate Intrinsic Value: $3.45 | $	$ 74,750
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.45	113 days
Exercisable Options Number: $3.45 | shares	115,000
Exercisable Options Weighted Average Exercise Price: $3.45 | $ / shares	$ 3.45
Exercisable Options Aggregate Intrinsic Value: $3.45 | $	$ 74,750
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.45	113 days
Outstanding Options Number: $3.89 | shares	100,000
Outstanding Options Weighted Average Exercise Price: $3.89 | $ / shares	$ 3.89
Outstanding Options Aggregate Intrinsic Value: $3.89 | $	$ 21,000
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.89	113 days
Exercisable Options Number: $3.89 | shares	100,000
Exercisable Options Weighted Average Exercise Price: $3.89 | $ / shares	$ 3.89
Exercisable Options Aggregate Intrinsic Value: $3.89 | $	$ 21,000
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.89	113 days
Outstanding Options Number: $3.91 | shares	215,000
Outstanding Options Weighted Average Exercise Price: $3.91 | $ / shares	$ 3.91
Outstanding Options Aggregate Intrinsic Value: $3.91 | $	$ 40,850
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.91	6 years 193 days
Exercisable Options Number: $3.91 | shares	215,000
Exercisable Options Weighted Average Exercise Price: $3.91 | $ / shares	$ 3.91
Exercisable Options Aggregate Intrinsic Value: $3.91 | $	$ 40,850
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.91	6 years 193 days
Outstanding Options Number: $4.02 | shares	310,000
Outstanding Options Weighted Average Exercise Price: $4.02 | $ / shares	$ 4.02
Outstanding Options Aggregate Intrinsic Value: $4.02 | $	$ 24,800
Outstanding Options Weighted Average Remaining Contractual Term (Years): $4.02	6 years 299 days
Exercisable Options Number: $4.02 | shares	310,000
Exercisable Options Weighted Average Exercise Price: $4.02 | $ / shares	$ 4.02
Exercisable Options Aggregate Intrinsic Value: $4.02 | $	$ 24,800
Exercisable Options Weighted Average Remaining Contractual Term (Years): $4.02	6 years 299 days
Outstanding Options Number: $1.92 - $4.02 | shares	5,104,565
Outstanding Options Weighted Average Exercise Price: $1.92 - $4.02 | $ / shares	$ 3.13
Outstanding Options Aggregate Intrinsic Value: $1.92 - $4.02 | $	$ 4,949,991
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.92 - $4.02	7 years 296 days
Exercisable Options Number: $1.92 - $4.02 | shares	3,985,817
Exercisable Options Weighted Average Exercise Price: $1.92 - $4.02 | $ / shares	$ 3.14
Exercisable Options Aggregate Intrinsic Value: $1.92 - $4.02 | $	$ 3,844,055
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.92 - $4.02	7 years 131 days